Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended	69 Months Ended	81 Months Ended	93 Months Ended
	Mar. 20, 2018	Dec. 31, 2018	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000199172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I Shares at NAV
Accumulated Value	$ 10,000	$ 9,897		$ 12,649	$ 12,521	$ 16,086	$ 12,081	$ 13,470	$ 13,567	$ 14,843
C000199171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6 Shares at NAV
Accumulated Value	10,000	9,903		12,666	12,545	16,130	12,123	13,530	13,632	14,939
C000199169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,425	9,311		11,876	11,719	15,025	11,256	12,519	12,578	13,726
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net)
Accumulated Value	10,000	8,953		11,335	13,177	15,620	12,751	15,582	18,308	22,397
Lipper Global Real Estate Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Global Real Estate Funds Classification Average
FTSE EPRA Nareit Developed Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA/Nareit Developed Index (Net)
Accumulated Value	$ 10,000	$ 9,906		$ 12,077	$ 10,985	$ 13,852	$ 10,376	$ 11,380	$ 11,487	$ 12,587